EQUITY - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 19,928	$ 7,104	$ 30,593	$ 38,545	$ 45,310	$ 13,450,000
General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	16,850	3,844	20,370	31,874	35,423	8,296,000
Sales and marketing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	165	89	347	54	136	804,000
Technology and product development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	2,822	3,064	9,560	6,311	9,363	3,994,000
Operations and processing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 91	$ 107	$ 316	$ 306	$ 388	$ 356,000